STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—97.6%			Real Estate Investment Trusts (REITs) (Continued)
Consumer Discretionary—15.3%			Four Corners Property Trust, Inc.	623,110 $	18,444,056
Auto Components—2.7%			National Storage Affiliates Trust	578,086	16,481,232
Dorman Products, Inc.[1]	136,140 $	11,992,573			68,264,759
Visteon Corp.[1]	204,770	13,791,259	Thrifts & Mortgage Finance—2.7%
		25,783,832	OceanFirst Financial Corp.	344,953	8,299,569
Diversified Consumer Services—1.1%			WSFS Financial Corp.	442,089	17,064,636
Houghton Mifflin Harcourt Co.1	1,403,640	10,204,463			25,364,205
Entertainment—2.2%			Health Care—12.3%
Zynga, Inc., Cl. A1	3,959,047	21,101,721	Biotechnology—3.1%
Hotels, Restaurants & Leisure—4.2%			Emergent BioSolutions, Inc.[1]	180,390	9,113,303
Jack in the Box, Inc.	205,250	16,637,565	Ligand Pharmaceuticals, Inc.[1]	53,450	6,719,199
Texas Roadhouse, Inc., Cl. A	178,600	11,107,134	Repligen Corp.[1]	154,220	9,111,318
Wendy's Co. (The)	719,240	12,867,204	uniQure NV1	79,390	4,735,613
		40,611,903			29,679,433
Household Durables—1.0%			Health Care Equipment & Supplies—3.4%
TopBuild Corp.[1]	147,200	9,541,504	AtriCure, Inc.[1]	179,600	4,811,484
			CryoPort, Inc.[1]	220,150	2,844,338
Internet & Catalog Retail—1.0%			Inogen, Inc.[1]	29,900	2,851,563
Etsy, Inc.[1]	147,920	9,943,182	Quidel Corp.[1]	143,460	9,392,326
Specialty Retail—3.1%			Senseonics Holdings, Inc.[1]	1,053,819	2,581,857
AutoNation, Inc.[1]	281,450	10,053,394	Wright Medical Group NV1	303,550	9,546,647
Children's Place, Inc. (The)	143,290	13,939,251			32,028,215
Michaels Cos., Inc. (The)[1]	531,390	6,068,474	Health Care Providers & Services—2.3%
		30,061,119	Addus HomeCare Corp.[1]	111,412	7,084,689
Consumer Staples—2.7%			LHC Group, Inc.[1]	135,810	15,055,897
Food & Staples Retailing—0.9%					22,140,586
BJ's Wholesale Club Holdings, Inc.[1]	325,310	8,913,494	Health Care Technology—1.9%
Household Products—1.3%			Inspire Medical Systems, Inc.[1]	156,523	8,887,376
Energizer Holdings, Inc.	285,150	12,811,790	Teladoc Health, Inc.[1]	166,450	9,254,620
					18,141,996
Personal Products—0.5%
Nu Skin Enterprises, Inc., Cl. A	102,210	4,891,771	Pharmaceuticals—1.6%
			Intersect ENT, Inc.[1]	212,350	6,827,052
Energy—2.9%			TherapeuticsMD, Inc.[1]	1,034,740	5,039,184
Oil, Gas & Consumable Fuels—2.9%			Zogenix, Inc.[1]	68,870	3,788,539
Matador Resources Co.[1]	592,453	11,452,117			15,654,775
Noble Midstream Partners LP2	238,406	8,585,000
Renewable Energy Group, Inc.[1]	341,819	7,506,345	Industrials—19.3%
		27,543,462	Airlines—1.1%
			Spirit Airlines, Inc.[1]	192,890	10,196,165
Financials—22.4%
Capital Markets—2.5%			Building Products—1.1%
Federated Investors, Inc., Cl. B	221,080	6,479,855	Masonite International Corp.[1]	208,991	10,426,561
Focus Financial Partners, Inc., Cl. A1	136,290	4,857,375	Commercial Services & Supplies—2.4%
Stifel Financial Corp.	234,900	12,393,324	ACCO Brands Corp.	1,247,927	10,682,255
		23,730,554	Advanced Disposal Services, Inc.[1]	453,227	12,690,356
Commercial Banks—8.5%					23,372,611
Bank of NT Butterfield & Son Ltd. (The)	272,830	9,789,140	Construction & Engineering—1.9%
BankUnited, Inc.	315,235	10,528,849	Dycom Industries, Inc.[1]	132,580	6,090,725
Berkshire Hills Bancorp, Inc.	243,390	6,629,944	KBR, Inc.	653,621	12,477,625
Cathay General Bancorp	171,840	5,827,095			18,568,350
Chemical Financial Corp.	217,456	8,950,489
Customers Bancorp, Inc.[1]	238,210	4,361,625	Electrical Equipment—2.2%
Heritage Financial Corp.	258,110	7,779,435	Atkore International Group, Inc.[1]	290,380	6,251,881
IBERIABANK Corp.	149,090	10,691,244	Generac Holdings, Inc.[1]	286,230	14,663,563
Pacific Premier Bancorp, Inc.	184,290	4,889,214			20,915,444
Sterling Bancorp	627,010	11,681,196	Machinery—5.0%
		81,128,231	EnPro Industries, Inc.	127,000	8,185,150
Insurance—1.6%			Evoqua Water Technologies Corp.[1]	717,730	9,029,043
James River Group Holdings Ltd.	172,872	6,928,710	Greenbrier Cos., Inc. (The)	241,750	7,791,603
ProAssurance Corp.	245,650	8,501,946	Manitowoc Co., Inc. (The)[1]	253,447	4,159,065
		15,430,656	Navistar International Corp.[1]	210,880	6,811,424
			Rexnord Corp.[1]	461,000	11,589,540
Real Estate Investment Trusts (REITs)—7.1%					47,565,825
Brandywine Realty Trust	843,280	13,374,421
DiamondRock Hospitality Co.	910,470	9,860,390	Professional Services—4.3%
EPR Properties	131,400	10,104,660	ASGN, Inc.[1]	310,626	19,721,645

1 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value			Shares		Value
Professional Services (Continued)				Metals & Mining—3.8%
Korn Ferry	473,015 $	21,181,611		Allegheny Technologies, Inc.[1]	447,798		$11,450,195
		40,903,256		Compass Minerals International, Inc.	167,740		9,120,024
Road & Rail—1.3%				Kaiser Aluminum Corp.	147,029		15,398,347
Genesee & Wyoming, Inc., Cl. A1	138,520	12,070,633					35,968,566
Information Technology—12.4%				Utilities—5.5%
IT Services—3.4%				Gas Utilities—2.8%
CACI International, Inc., Cl. A1	125,899	22,916,136		South Jersey Industries, Inc.	354,440		11,366,891
Perspecta, Inc.	452,364	9,146,800		Suburban Propane Partners LP2	686,260		15,379,086
		32,062,936					26,745,977
Semiconductors & Semiconductor Equipment—2.8%			Multi	-Utilities—2.7%
Brooks Automation, Inc.	319,480	9,370,348		Black Hills Corp.	189,980		14,071,819
MKS Instruments, Inc.	188,130	17,505,497		NorthWestern Corp.	171,210		12,054,896
		26,875,845					26,126,715
				Total Common Stocks (Cost $804,607,659)			934,307,168
Software—6.2%
Blackline, Inc.[1]	171,960	7,965,187
Bottomline Technologies DE, Inc.[1]	160,100	8,019,409		Investment Company—2.3%
Envestnet, Inc.[1]	123,670	8,086,781		Oppenheimer Institutional Government
j2 Global, Inc.	204,553	17,714,290		Money Market Fund, Cl. E, 2.42%[3,4] (Cost
Paylocity Holding Corp.[1]	102,210	9,116,110		$21,933,793)	21,933,793		21,933,793
Q2 Holdings, Inc.[1]	128,300	8,886,058		Total Investments, at Value (Cost
		59,787,835		$826,541,452)	99.9%		956,240,961
				Net Other Assets (Liabilities)	0.1		1,142,581
Materials—4.8%				Net Assets	100.0	% $	957,383,542
Construction Materials—1.0%
Summit Materials, Inc., Cl. A1	614,291	9,748,798

Footnotes to Statement of Investments
1. Non-income producing security.
2. Security is a Master Limited Partnership.
3. Rate shown is the 7-day yield at period end.
4. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	December 31, 2018	Additions	Reductions	March 31, 2019
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	17,392,506	60,348,495	55,807,208	21,933,793
			Realized	Change in Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$21,933,793	$120,112	$—	$—

2 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

1. Organization
Oppenheimer Main Street Small Cap Fund/VA (the “Fund”) is a separate series of Oppenheimer Variable Account Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the
Fund are sold only to separate accounts of life insurance companies.

2. Significant Accounting Policies
Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into
U.S. dollars on the following basis:
(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.
(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or
"NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation
Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation.
Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

3 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$147,247,724	$—	$—	$147,247,724
Consumer Staples	26,617,055	—	—	26,617,055
Energy	27,543,462	—	—	27,543,462
Financials	213,918,405	—	—	213,918,405
Health Care	117,645,005	—	—	117,645,005
Industrials	184,018,845	—	—	184,018,845
Information Technology	118,726,616	—	—	118,726,616
Materials	45,717,364	—	—	45,717,364
Utilities	52,872,692	—	—	52,872,692
Investment Company	21,933,793	—	—	21,933,793
Total Assets	$956,240,961	$—	$—	$956,240,961

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

4. Investments and Risks
Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds
are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund's investments in Affiliated Funds are included in the
Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government
Money Market Fund ("IGMMF"), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the
Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its

4 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA

4. Investments and Risks (Continued)
industry.

5. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the
U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Pending Acquisition
On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser
(the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of
Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the
“Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers,
Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.
    As of 5 p.m. Eastern Standard Time on April 12, 2019, the Reorganization has been approved by shareholders of record of the Fund as of January 14,
2019. Accordingly, if certain other closing conditions are satisfied or waived, the Reorganization is currently expected to close on or about May 24, 2019, or as soon as practicable thereafter. This is subject to change.

5	OPPENHEIMER MAIN STREET SMALL CAP FUND/VA